INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Summary of Unrecognized Tax Benefits

	December 31,
	2012	2011

Opening balance	$222	$-
Liability assumed in connection with the acquisition of RepliWeb	-	193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position	-	31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)	-

Closing balance	$201	$222

Included in accrued expenses and other current liabilities	$110	$-

Included in other long term liabilities	$91	$222

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011

Net operating loss carry forwards	$11,425	$13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736

Intangible assets	(717)	(1,078)

Deferred tax liability	(717)	(1,078)

Deferred tax liability, net	$(21)	$(342)

Domestic	-	-

Foreign:
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)

	(21)	(344)

	$(21)	$(344)

Schedule of Effective Income Tax Rate Reconciliation

Income before taxes, as reported in the consolidated statements of income	$1,277

Statutory tax rate	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	21
Non-deductible expenses and other permanent differences	233
Losses and timing differences for which deferred taxes were not recorded in prior years	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(1,538)
Taxes with respect to prior year	(178)

Actual tax benefit	$(209)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign

	Year ended December 31,
	2012	2011	2010

Domestic	$1,147	$(789)	$(1,634)
Foreign	130	(424)	203

	$1,277	$(1,213)	$(1,431)

Schedule of Components of Income Tax Expense

	Year ended December 31,
	2012	2011	2010

Deferred tax benefit	$(321)	$(774)	$-
Current taxes	112	375	74

	$(209)	$(399)	$74

Domestic	$201	$218	$23
Foreign	(410)	(617)	51

	$(209)	$(399)	$74
Domestic taxes:
Current	$201	$218	$23
Deferred	-	-	-

	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)	-

	(410)	(617)	51

Taxes on income	$(209)	$(399)	$74